Supplier finance arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Supplier Finance Arrangements [Abstract]
Summary of Carrying Amount of Liabilities Under Supplier Finance Arrangement

The carrying amount of liabilities under supplier finance arrangement at December 31, 2024 and 2023 are the following:

	December 31, 2024		December 31, 2023
Recognized in suppliers	Ps.	—	Ps.	23,100
Recognized in debt (See Note 14)		684,755		449,850
Total	Ps.	684,755	Ps.	472,950

Summary of Liabilities Under Supplier Finance Arrangements of Which Supplier Received Payment From Finance Provider

Liabilities under supplier finance arrangements of which the supplier has received payment from the finance provider:

	December 31, 2024		December 31, 2023
Recognized in suppliers	Ps.	—	Ps.	23,100
Recognized in debt (See Note 14)	Ps.	684,755	Ps.	449,850

Summary of Ranges of Payment Due Dates

The ranges of payment due dates are:

	2024	2023
Liabilities under supplier finance arrangement	1 - 15	1 - 15
Comparable trade payables that are not part of the supplier finance arrangement	45 - 60	45 - 60